Leases - Summary of Weighted Average Discount Rate and Remaining Lease Term Operating Lease (Detail)	Dec. 31, 2020	Dec. 31, 2019
Weighted average remaining lease term (years):
Operating leases	5 years	6 years
Weighted average discount rate:
Operating leases	9.78%	9.79%